PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from Minjiang University	$ 0	$ 1,520,472
Prepaid expenses	189,610	1,350,171
Security deposits	171,726	178,947
Receivable from Fuzhou Education Bureau	22,982	126,441
Receivable from Melbourne Institute of Technology	24,154	119,903
Prepayment	204,308	300,133
Subtotal	612,780	3,596,067
Allowance for doubtful accounts	189,496	120,353
Prepaid expenses and other current assets, net	$ 423,284	$ 3,475,714